EATON VANCE LOW DURATION FUND Supplement to Prospectuses dated March 1, 2011

1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio".

2. The following replaces the first bullet point of the second paragraph under "Principal Investment Strategies":

  Short-Term U.S. Government Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities under normal circumstances. The Portfolio’s dollar-weighted average duration will not exceed three years.

3. The following replaces "Investment Portfolio." under "Further Information About The Portfolios":

Short-Term U.S. Government Portfolio (formerly Investment Portfolio). The Portfolio’s investment objective is to seek total return. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities (the "80% policy"). The Portfolio may also invest in mortgage-backed securities, corporate bonds, preferred stocks, asset-backed securities and/or money market securities. The Portfolio normally invests at least 90% of its net assets in investment grade securities being those rated BBB or Baa and higher). Additionally, the Portfolio’s dollar-weighted average duration will not exceed three years. The Portfolio may engage in active management techniques, securities lending. Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds. The Portfolio is authorized to participate in non-recourse lending programs. The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment. The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The Portfolio may engage in short sales of securities. The Portfolio may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

June 7, 2011

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011

1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio" and the name of Multi-Sector Option Strategy Portfolio has been changed to "MSAR Completion Portfolio".

2. The following replaces the first two paragraphs of "Principal Investment Strategies" under "Fund Summary" and the text following "Overview." under "Investment Objective & Principal Policies and Risks":

The Fund seeks to achieve its investment objective by primarily allocating assets among other registered investment companies managed by Eaton Vance and its affiliates that invest in different asset classes (the "Portfolios"). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets in each Portfolio. Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios or its direct investments.

The Fund has a flexible investment strategy and will invest in a variety of securities and investments and use a variety of investment techniques in pursuing its investment objective. Under normal market conditions, the Fund currently invests at least 85% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities. Effective September 12, 2011, the Fund will invest at least 70% of its net assets in such income instruments under normal market conditions. The Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called "junk bonds"). The Fund may invest in U.S. and foreign securities and other instruments, including sovereign debt (including debt issued by emerging market countries), high yield corporate bonds, floating-rate loans, municipal obligations (including shares of affiliated investment companies), commodities-related investments, mortgage-backed securities and inflation-linked debt securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK securities”), and debt obligations that are issued at a significant discount from face value (collectively, “deep discount bonds”). Under normal market conditions, the Fund expects to maintain a target portfolio duration of -5 years to 5 years. Under normal market conditions, the investment adviser seeks a targeted annualized volatility for the Fund typically ranging between 2.0% and 6.5%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the target volatility described above.

3. The following replaces "Investment Portfolio." under "Further Information About The Portfolios":

Short-Term U.S. Government Portfolio (formerly Investment Portfolio). The Portfolio’s investment objective is to seek total return. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities (the "80% policy"). The Portfolio may also invest in mortgage-backed securities, corporate bonds, preferred stocks, asset-backed securities and/or money market securities. The Portfolio normally invests at least 90% of its net assets in investment grade securities being those rated BBB or Baa and higher). Additionally, the Portfolio’s dollar-weighted average duration will not exceed three years. The Portfolio may engage in active management techniques, securities lending. Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds. The Portfolio is authorized to participate in non-recourse lending programs. The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment. The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The Portfolio may engage in short sales of securities. The Portfolio may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

June 7, 2011

EATON VANCE STRATEGIC INCOME FUND Supplement to Prospectus dated March 1, 2011

1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio" and the name of Multi-Sector Option Strategy Portfolio has been changed to "MSAR Completion Portfolio".

2. The following replaces "Investment Portfolio." under "Further Information About The Portfolios":

Short-Term U.S. Government Portfolio (formerly Investment Portfolio). The Portfolio’s investment objective is to seek total return. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities (the "80% policy"). The Portfolio may also invest in mortgage-backed securities, corporate bonds, preferred stocks, asset-backed securities and/or money market securities. The Portfolio normally invests at least 90% of its net assets in investment grade securities being those rated BBB or Baa and higher). Additionally, the Portfolio’s dollar-weighted average duration will not exceed three years. The Portfolio may engage in active management techniques, securities lending. Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds. The Portfolio is authorized to participate in non-recourse lending programs. The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment. The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The Portfolio may engage in short sales of securities. The Portfolio may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

June 7, 2011